NOTE 24: SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2020
Note 18 Supplemental Disclosure With Respect To Cash Flows
Disclosure of detailed information about non-cash transactions
				Years ended December 31,
		Note		2020		2019		2018
				$		$		$
Shares issued for acquisition of Sun Valley	5,20(b)		-		3,047,682		-
Stock options granted for acquisition of Kai Medical	6		10,025		-		-
Warrants issued for acquisition of Kai Medical	6		10,025		-		-
Cash payable for the acquisition of LP&A	7		58,907		-		-
Stock options granted for acquisition of LP&A	7		344,110		-		-
Shares issued for acquisition of LP&A	7, 20(b)		1,147,925		-		-
Share-based payments			323,799		608,944		892,417
Shares issues for compensation	20(b),26		-		304,721		-
Shares returned to treasury (1)	20(b),26		-		(477,180)		-
Shares returned to treasury (2)	20(b)		-		(477,180)		-
Shares issued on debt settlement	20(b)		219,150		184,291		-
Shares issued as settlement of convertible debenture	17,20(b)		621,353		189,735		-
Shares issued as settlement of accounts payable	20(b)		-		483,098		-
Warrants issued to agents	20(d)		49,782		66,405		-
Shares issued for services(3)	20(b)		547,641		122,932		-
Shares issued to agents	20(b)		-		20,255		-
Vesting of escrow shares(4)	17		193,025		-		-
Conversion of convertible debt to share purchase warrants	14,16		-		-		1,292,265
Shares issued to marketing services company	20(b)		-		-		477,180
Shares issued to former CEO	20(b),26		-		-		477,180
Conversion of notes payable into units	11		-		-		114,567
				3,525,742		4,073,703		3,253,609